Financial Assets at Amortised Cost (Details) - Schedule of Amortized Value and the Corresponding ECL - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	$ 8,178,624	$ 4,868,485
New financial assets purchased	5,945,707	3,342,572
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(7,670,448)	(96,900)
Changes due to modifications not derecognised	(1,276,804)	64,467
Other adjustments	0	0
Expected credit losses allowances, Ending balance	1,192,690	1,149,991
Gross carrying amount, Ending balance	5,177,079	8,178,624
ECL
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance	1,729	894
New financial assets purchased	1,256	706
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(1,621)	(22)
Changes due to modifications not derecognised	(290)	151
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	1,074	1,729
Stage1
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	8,178,624	4,868,485
New financial assets purchased	5,945,707	3,342,572
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(7,670,448)	(96,900)
Changes due to modifications not derecognised	(1,276,804)	64,467
Other adjustments	0	0
Gross carrying amount, Ending balance	5,177,079	8,178,624
Stage1 | ECL
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance	1,729	894
New financial assets purchased	1,256	706
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	(1,621)	(22)
Changes due to modifications not derecognised	(290)	151
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	1,074	1,729
Stage2
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to modifications not derecognised	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Stage2 | ECL
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to modifications not derecognised	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	0	0
Stage3
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Gross carrying amount, Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to modifications not derecognised	0	0
Other adjustments	0	0
Gross carrying amount, Ending balance	0	0
Stage3 | ECL
Schedule of Amortized Value and the Corresponding ECL [Line Items]
Expected credit losses allowances, Beginning balance	0	0
New financial assets purchased	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Assets derecognised or matured (excluding write-off)	0	0
Changes due to modifications not derecognised	0	0
Write-off	0	0
Other adjustments	0	0
Expected credit losses allowances, Ending balance	$ 0	$ 0